Submission	Jul. 06, 2026
Submission [Line Items]
Central Index Key	0002133239
Registrant Name	Southern Cross Acquisition II Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A